Note 5 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 27-1560715 001 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
	Assets at Fair Value at December 31, 2025
	Level 1	Level 2	Level 3	Total
Common stock of Investar Holding Corporation	$3,939,628	$—	$—	$3,939,628
Mutual funds	3,368,470	—	—	3,368,470
	$7,308,098	$—	$—	$7,308,098
Pooled separate accounts(1)				23,107,181
Total investments, at fair value				$30,415,279
	Assets at Fair Value at December 31, 2024
	Level 1	Level 2	Level 3	Total
Common stock of Investar Holding Corporation	$3,189,189	$—	$—	$3,189,189
Mutual funds	2,364,044	—	—	2,364,044
	$5,553,233	$—	$—	$5,553,233
Pooled separate accounts(1)				20,192,508
Total investments, at fair value				$25,745,741